Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information
Summarized financial information concerning our reportable segments is shown in the following tables.
As of and for the three months ended March 31, 2018:

	Title	Corporate and Other	Total
	(In millions)
Title premiums	$1,036	$—	$1,036
Other revenues	516	102	618
Revenues from external customers	1,552	102	1,654
Interest and investment income, including realized gains and losses	38	1	39
Total revenues	1,590	103	1,693
Depreciation and amortization	40	7	47
Interest expense	—	11	11
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	163	(36)	127
Income tax expense (benefit)	40	(9)	31
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	123	(27)	96
Equity in earnings of unconsolidated affiliates	1	1	2
Earnings (loss) from continuing operations	$124	$(26)	$98
Assets	$8,276	$742	$9,018
Goodwill	2,434	313	2,747

As of and for the three months ended March 31, 2017:

	Title	Corporate and Other	Total

Title premiums	$1,048	$—	$1,048
Other revenues	496	75	571
Revenues from external customers	1,544	75	1,619
Interest and investment income, including realized gains and losses	26	(2)	24
Total revenues	1,570	73	1,643
Depreciation and amortization	38	5	43
Interest expense	—	16	16
Earnings (loss) from continuing operations, before income taxes and equity in earnings (losses) of unconsolidated affiliates	151	(23)	128
Income tax expense (benefit)	78	(9)	69
Earnings (loss) from continuing operations, before equity in earnings (losses) of unconsolidated affiliates	73	(14)	59
Equity in earnings (losses) of unconsolidated affiliates	2	(1)	1
Earnings (loss) from continuing operations	$75	$(15)	$60
Assets	$8,264	$5,914	$14,178
Goodwill	2,347	215	2,562

The activities in our segments include the following:

•
Title. This segment consists of the operations of our title insurance underwriters and related businesses. This segment provides core title insurance and escrow and other title-related services including trust activities, trustee sales guarantees, and home warranty products. This segment also includes our transaction services business, which includes other title-related services used in the production and management of mortgage loans, including mortgage loans that experience default.

•
Corporate and Other. This segment consists of the operations of the parent holding company, our various real estate brokerage businesses, and our real estate technology subsidiaries. This segment also includes certain other unallocated corporate overhead expenses and eliminations of revenues and expenses between it and our Title segment, as well as the assets of discontinued operations of Black Knight and FNFV as of March 31, 2017.

Segment Information
On September 29, 2017, we completed the BK Distribution. As a result, Black Knight is no longer a reportable segment and the historical results of Black Knight are presented as discontinued operations for all periods presented and are excluded from the following tables. Refer to Note G Discontinued Operations for further discussion of the results of Black Knight.
On November 17, 2017, we completed the FNFV Split-off. As a result, FNFV is no longer a reportable segment and the historical results of FNFV are presented as discontinued operations for all periods presented and are excluded from the following tables. Refer to Note G Discontinued Operations for further discussion of the results of FNFV.
Summarized financial information concerning our reportable segments is shown in the following tables. There are certain intercompany corporate related arrangements between our various businesses. The effects of these arrangements including intercompany notes and related interest and any other non-operational intercompany revenues and expenses have been eliminated in the segment presentations below.

As of and for the year ended December 31, 2017:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,893	$—	$4,893
Other revenues	2,181	456	2,637
Revenues from external customers	7,074	456	7,530
Interest and investment income (loss), including realized gains and losses	137	(4)	133
Total revenues	7,211	452	7,663
Depreciation and amortization	159	24	183
Interest expense	—	48	48
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	955	(91)	864
Income tax expense (benefit)	274	(39)	235
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	681	(52)	629
Equity in earnings of unconsolidated affiliates	10	—	10
Earnings (loss) from continuing operations	$691	$(52)	$639
Assets	$8,405	$746	$9,151
Goodwill	2,432	314	2,746

As of and for the year ended December 31, 2016:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,723	$—	$4,723
Other revenues	2,128	288	2,416
Revenues from external customers	6,851	288	7,139
Interest and investment income (loss), including realized gains and losses	127	(9)	118
Total revenues	6,978	279	7,257
Depreciation and amortization	148	12	160
Interest expense	—	64	64
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	1,025	(70)	955
Income tax expense (benefit)	386	(39)	347
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	639	(31)	608
Equity in earnings of unconsolidated affiliates	13	1	14
Earnings (loss) from continuing operations	$652	$(30)	$622
Assets	$8,756	$5,765	$14,521
Goodwill	2,345	210	2,555

As of and for the year ended December 31, 2015:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,286	$—	$4,286
Other revenues	2,005	241	2,246
Revenues from external customers	6,291	241	6,532
Interest and investment income (loss), including realized gains and losses	137	(5)	132
Total revenues	6,428	236	6,664
Depreciation and amortization	144	6	150
Interest expense	—	73	73
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	836	(66)	770
Income tax expense (benefit)	305	(31)	274
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	531	(35)	496
Equity in earnings (loss) of unconsolidated affiliates	6	(1)	5
Earnings (loss) from continuing operations	$537	$(36)	$501
Assets	$8,533	$5,510	$14,043
Goodwill	2,303	45	2,348

The activities in our segments include the following:

•
Title. This segment consists of the operations of our title insurance underwriters and related businesses. This segment provides core title insurance and escrow and other title-related services including trust activities, trustee sales guarantees, recordings and reconveyances, and home warranty products. This segment also includes our transaction services business, which includes other title-related services used in the production and management of mortgage loans, including mortgage loans that experience default.

•
Corporate and Other. This segment consists of the operations of the parent holding company, our various real estate brokerage businesses, and CINC and other real estate technology subsidiaries. This segment also includes certain other unallocated corporate overhead expenses and eliminations of revenues and expenses between it and our Title segment. This segment also includes the assets of discontinued operations, Black Knight and FNFV, as of December 31, 2016 and 2015. Refer to Note G. Discontinued Operations for further information.